Commitments and Contingencies - Schedule of Future Rental Commitments Under Non-Cancellable Operating Leases (Details) ¥ in Thousands	Aug. 31, 2017 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2018	¥ 18,716
2019	16,601
2020	12,239
2021	5,734
2022	3,311
Thereafter	112,339
Total future rental commitments	¥ 168,940